Unaudited Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 799,624	$ 383,246	$ 5,000
Prepaid expenses	447,500	599,170	0
Total current assets	1,247,124	982,416	5,000
Deferred tax asset	779,578	265,954	0
Cash and cash equivalent held in Trust Account	750,085,956	750,063,158	0
Accrued dividends receivable held in Trust Account	3,758	3,883	0
Total assets	752,116,416	751,315,411	5,000
Current liabilities:
Accounts payable	8,360,258	965,370	636
Accrued offering costs	0	375,000	0
Income tax payable	57	57	0
Working capital note (see Note 4)	2,000,000	0
Warrant liability	62,444,049	71,676,615	0
Total current liabilities	72,804,364	73,017,042	636
Deferred underwriting discount	26,250,000	26,250,000	0
Total liabilities	99,054,364	99,267,042	636
Commitments and contingencies
Class A common stock subject to possible redemption; 75,000,000 shares at June 30, 2021 and December 31, 2020, respectively	750,000,000	750,000,000	0
Stockholders' equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding at June 30, 2021 and December 31, 2020 respectively	0	0	0
Additional paid-in capital	0	0	2,988
Accumulated deficit	(96,939,822)	(97,953,505)	(636)
Total stockholders' equity/(deficit)	(96,937,948)	(97,951,631)	4,364
Total liabilities and stockholders' equity	752,116,416	751,315,411	5,000
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption; 75,000,000 shares at June 30, 2021 and December 31, 2020, respectively		750,000,000
Stockholders' equity:
Common stock	0	0	0
Common Class B [Member]
Stockholders' equity:
Common stock	$ 1,874	$ 1,874	$ 2,012